Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Trade And Other Current Receivables [Abstract]
Trade receivables	$ 4,926,632	$ 7,390,701
Sales taxes receivable	215,184	153,652
Accrued and other receivables	426,488	6,015,116
Grants receivables	22,543
Trade and other receivables	$ 5,590,847	$ 13,559,469